CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 22,945	$ 30,260
Restricted cash	131
Trade receivables	732
Other accounts receivable and prepaid expenses (Note 5)	1,260	334
Total assets attributed to discontinued operations (Note 1c)	969	966
Total current assets	26,037	31,560
LONG-TERM INVESTMENTS:
Long-term deposits (Note 9)	56	157
Investments in companies (Note 6)	100	100
Total long-term investments	156	257
PROPERTY, EQUIPMENT AND OTHER ASSETS, NET
Equipment, net	7	4
Real Estate Property, net (Note 3)	192,173	32,353
Other assets, net (Note 4)	1,512	552
Total property, equipment and other assets	193,692	32,909
Total assets	219,885	64,726
CURRENT LIABILITIES:
Current maturities of long term loan (Note 8)	2,529	400
Trade payables	27	31
Other accounts payable and accrued expenses (Note 7)	4,130	1,708
Total liabilities attributed to discontinued operations (Note 1c)	2,990	3,006
Total current liabilities	9,676	5,145
COMMITMENTS AND CONTINGENT LIABILITIES (Note 9)
LONG-TERM LIABILITIES:
Deferred tax liabilities (Note 10)	14,608
Land lease liability, net	7,175
Other Long-Term Liabilities	3,559
Long term loans, net of current maturities (Note 8)	123,606	19,189
Total long-term liabilities	148,948	19,189
SHAREHOLDERS' EQUITY (Note 11):
Share capital - Ordinary Shares of NIS 0.13 par value - Authorized: 30,000,000 shares at December 31, 2010 and 2011; Issued: 19,414,281 shares at December 31, 2010 and 2011; Outstanding: 16,556,808 and 19,070,808 shares at December 31, 2010 and 2011, respectively	744	650
Additional paid-in capital	130,734	125,728
Treasury shares (357,473 and 343,473 shares at December 31, 2010 and 2011, respectively)	(954)	(1,074)
Accumulated other comprehensive income	305	479
Accumulated deficit	(85,730)	(85,391)
Total shareholders' equity of Optibase Ltd.	45,099	40,392
Non-controlling interests	16,162
Total shareholders' equity	61,261	40,392
Total liabilities and shareholders' equity	$ 219,885	$ 64,726